INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Domestic (Israel)	$ 13,388	$ 7,022	$ 1,145
Foreign (U.S.)	1,953	0	0
Total	$ 15,341	$ 7,022	$ 1,145